Loans Payable (Details) - USD ($)													1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	May 09, 2024	Sep. 05, 2023	Sep. 05, 2023	Aug. 25, 2023	Jul. 25, 2023	Jun. 09, 2023	Jun. 09, 2023	May 15, 2023	May 15, 2023	Feb. 09, 2023	Jan. 01, 2023	Nov. 09, 2022	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 23, 2024	May 16, 2024	Aug. 25, 2023	Jul. 25, 2023	Feb. 16, 2023	Jan. 16, 2023	Oct. 21, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Mar. 23, 2023	Mar. 06, 2023	Dec. 05, 2022	Nov. 11, 2022	Sep. 21, 2022	Sep. 06, 2022	Jul. 29, 2022	Jul. 05, 2022	May 19, 2022	Apr. 27, 2022	Apr. 04, 2022	Feb. 22, 2022	Jun. 15, 2021	Feb. 27, 2018
Loans Payable [Line Items]
Principal amount																																$ 100,000	$ 60,000	$ 60,000	$ 28,547	$ 25,000	$ 29,000	$ 50,227	$ 145,000	$ 150,000	$ 31,900
Company received cash																									$ 1,609,593
Future receivables amount paid																							$ 390,000		390,000
Original balance under agreement																							147,584		147,584		$ 79,508
Principal and interest															$ 525,000
Gain (loss) on settlement of debt																							69,038		(398,022)			$ (260,932)
Company owned agreement																							$ 217,400		$ 217,400
Anticipated of future receivables																									5.00%
Cash payments														$ 45,000
Debt discount recorded																											$ 1,113,589	2,165,236
High Wire [Member]
Loans Payable [Line Items]
Interest rate																							0.00%		0.00%
Cedar Advance LLC [Member]
Loans Payable [Line Items]
Principal amount																							$ 284,605		$ 284,605
Principal and interest															375,000
Monthly payments																									31,250
Account payable																							123,867		123,867
Gain (loss) on settlement of debt																									180,778
Slate Advance LLC [Member]
Loans Payable [Line Items]
Principal amount															261,154
Principal and interest																													$ 343,000
Monthly payments															16,278
Account payable																							156,567		156,567
Gain (loss) on settlement of debt																									202,830
Cash payments															50,000
Pawn Funding [Member]
Loans Payable [Line Items]
Principal amount																							232,120		232,120
Principal and interest															375,000
Monthly payments																									31,250
Account payable																							123,868		123,868
Gain (loss) on settlement of debt																									111,078
Meged Funding Group [Member]
Loans Payable [Line Items]
Principal amount															$ 251,471
Monthly payments													$ 40,000
Account payable																							132,604		132,604
Gain (loss) on settlement of debt																									191,704
Senior Loan Agreement [Member]
Loans Payable [Line Items]
Principal amount																							$ 338,000		338,000
Minimum [Member] | High Wire [Member]
Loans Payable [Line Items]
Interest rate																											0.00%
Maximum [Member] | High Wire [Member]
Loans Payable [Line Items]
Interest rate																											144.30%
Loans Payable [Member] | Cedar Advance LLC [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																									80,376
Loans Payable [Member] | Slate Advance LLC [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																									81,775
Loans Payable [Member] | Pawn Funding [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																									140,393
Loans Payable [Member] | Meged Funding Group [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																									$ 40,416
Pawn Funding One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Original balance under agreement																											$ 568,874
Cedar Advance LLC [Member]
Loans Payable [Line Items]
Interest rate																							10.00%		10.00%
Advance interest																							$ 43,840		$ 43,840
Future receivables amount paid																							1,753,600		1,753,600
Original balance under agreement																							48,741		$ 48,741		$ 725,000
Cedar Advance LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																											Jul. 28, 2023
Original balance under agreement																											$ 633,842
Aggregate amount										$ 725,000
Debt discount										250,000
Owed value																											$ 0
Cash proceeds										475,000
Purchase price										$ 500,000
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $30,208 each week based upon an anticipated 25% of its future receivables until such time as $725,000 has been paid, a period Cedar Advance and the Financing Parties estimated to be approximately six months.
Amount paid																											$ 332,292
Cedar Advance LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																									Jun. 01, 2025
Cedar Advance LLC [Member] | Pawn Funding [Member]
Loans Payable [Line Items]
Original balance under agreement																											$ 151,259
Cedar Advance LLC One [Member]
Loans Payable [Line Items]
Matured date																											Feb. 16, 2024
Principal amount								$ 1,280,000	$ 1,280,000
Purchase price								1,228,800	1,228,800
Company received cash								1,228,800	1,228,800
Debt discount								51,200	51,200
Original balance under agreement																											$ 374,478
Company owned agreement																							$ 244,167		$ 244,167		$ 646,158
Aggregate amount									1,280,000
Debt discount								51,200	51,200
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $43,840 each week, including interest, based upon an anticipated 10% of its future receivables until such time as $1,753,600 has been paid, a period Cedar Advance and the Financing Parties estimate to be approximately nine months
Debt discount recorded																											$ 23,040
Cedar Advance LLC One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																									Dec. 01, 2025
Slate Advance LLC [Member]
Loans Payable [Line Items]
Interest rate																							25.00%		25.00%
Principal amount						$ 1,500,000	$ 1,500,000
Purchase price						1,425,000
Company received cash						1,425,000
Debt discount						75,000	75,000
Advance interest																							$ 75,000		$ 75,000
Future receivables amount paid																							2,100,000		2,100,000
Original balance under agreement																							142,500		142,500		843,121
Company owned agreement																							250,000		$ 250,000		656,878
Debt discount recorded																											$ 26,786
Slate Advance LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																											Dec. 22, 2023
Purchase price							1,425,000
Company received cash							1,425,000
Aggregate amount							1,500,000
Debt discount						$ 75,000	$ 75,000
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Slate Advance $75,000 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $2,100,000 has been paid, a period Slate Advance and the Financing Parties estimate to be approximately seven months
Pawn Funding [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																											Aug. 04, 2023
Purchase price																				$ 500,000
Company received cash																				475,000
Original balance under agreement																											$ 725,000
Aggregate amount																				725,000
Company owed pursuant agreement																											$ 0
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $15,104 each week based upon an anticipated 25% of its future receivables until such time as $362,500 has been paid, a period Pawn Funding and the Financing Parties estimated to be approximately six months.
Amount paid																											$ 362,500
Debt discount recorded																				$ 250,000
Pawn Funding [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																									Jun. 01, 2025
Pawn Funding One [Member]
Loans Payable [Line Items]
Purchase price								1,280,000
Company received cash								1,241,600
Advance interest																							43,840		$ 43,840
Future receivables amount paid																							1,753,600		1,753,600
Original balance under agreement																							172,040		172,040		568,874
Company owned agreement																							360,000		$ 360,000
Aggregate amount								1,280,000
Debt discount								38,400	38,400
Anticipated of future receivables																									4.00%
Interest amount																											$ 351,765
Remaining outstanding amount																																										$ 217,400
Pawn Funding One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																											Feb. 22, 2024
Purchase price									1,280,000
Company received cash									1,241,600
Original balance under agreement																											$ 212,992
Company owned agreement																											711,125
Aggregate amount									1,280,000
Debt discount								$ 38,400	$ 38,400
Interest amount																											$ 351,765
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $43,840 each week, including interest, based upon an anticipated 4% of its future receivables until such time as $1,753,600 has been paid, a period Pawn Funding and the Financing Parties estimate to be approximately nine months
Debt discount recorded																											$ 18,240
Pawn Funding One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																									Jul. 01, 2025
Meged Funding Group [Member]
Loans Payable [Line Items]
Matured date																											Jan. 17, 2024
Purchase price					$ 1,151,950														$ 1,151,950
Company received cash					1,151,950														1,151,950
Advance interest																							67,200		$ 67,200
Future receivables amount paid																							1,680,000		1,680,000
Original balance under agreement																							142,500		142,500		$ 474,955
Company owned agreement																							250,000		$ 250,000		725,045
Aggregate amount					1,200,000														1,200,000
Debt discount					$ 48,050														$ 48,050								24,986
Anticipated of future receivables																									25.00%
Interest amount																											$ 331,445
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Meged Funding Group $67,200 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $1,680,000 has been paid, a period Meged Funding Group and the Financing Parties estimate to be approximately six months.
State Advance LLC One [Member]
Loans Payable [Line Items]
Original balance under agreement																											$ 506,879
Arin Funding LLC [Member]
Loans Payable [Line Items]
Matured date																											Jan. 12, 2024
Purchase price				$ 195,000														$ 195,000
Company received cash				195,000														195,000
Advance interest																							13,000		$ 13,000
Future receivables amount paid																							260,000		$ 260,000
Original balance under agreement																											$ 212,992
Company owned agreement																											48,741
Aggregate amount				200,000														200,000
Debt discount				$ 5,000														$ 5,000
Anticipated of future receivables																									8.00%
Debt discount recorded																											$ 1,000
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $13,000 each week, including interest, based upon an anticipated 5% of its future receivables until such time as $260,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months.
Arin Funding LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Original balance under agreement																											$ 56,741
Arin Funding LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																									Jan. 12, 2024
Arin Funding LLC [Member] | Pawn Funding [Member]
Loans Payable [Line Items]
Original balance under agreement																											$ 151,259
Arin Funding LLC One [Member]
Loans Payable [Line Items]
Matured date																											Jan. 23, 2024
Purchase price		$ 290,000	$ 290,000
Company received cash		290,000	290,000
Advance interest																							19,500		$ 19,500
Original balance under agreement																							87,008		$ 87,008		$ 79,508
Aggregate amount		300,000	300,000
Debt discount		$ 10,000	$ 10,000
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $19,500 each week, including interest, based upon an anticipated 8% of its future receivables until such time as $390,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months.
Arin Funding LLC One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Company owned agreement																											$ 87,008
Debt discount recorded																											2,500
Arin Funding LLC One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																									Jan. 23, 2024
Arin Funding LLC One [Member] | Pawn Funding [Member]
Loans Payable [Line Items]
Original balance under agreement																											$ 56,741
Keith Hayter [Member]
Loans Payable [Line Items]
Interest rate																											15.00%
Matured date											Aug. 31, 2023																Aug. 31, 2023
Principal amount											$ 235,837
Company owed pursuant agreement																							0		$ 0		$ 0
Accrued interest rate											15.00%
Cash payments																											235,837
Accrued interest																											$ 19,533
Jeffrey Gardner [Member]
Loans Payable [Line Items]
Interest rate																											12.00%
Matured date																											Apr. 15, 2023
Debt discount																					$ 30,000
Owed value																							0		0		$ 0
Accrued interest rate																											12.00%
Accrued interest																											$ 20,000
Promissory note																					330,000
Cash proceeds																					$ 300,000
Cash payments																											330,000
J.J. Astor & Co [Member]
Loans Payable [Line Items]
Purchase price	$ 10,800															$ 16,240	$ 22,000
Principal and interest																							3,510,000		3,510,000
Exercise price (in Dollars per share)	$ 14															$ 12.5	$ 10
Agreements loans																									87,750
J.J. Astor & Co [Member] | Senior Loan Agreement [Member]
Loans Payable [Line Items]
Principal amount																							$ 813,389		813,389
InterCloud Systems, Inc [Member]
Loans Payable [Line Items]
Owed value																											$ 217,400
Principal amount																																											$ 500,000
Remaining outstanding amount																																										$ 217,400
National Bank & Trust [Member]
Loans Payable [Line Items]
Interest rate																											4.50%
Matured date																											Oct. 09, 2024
Principal amount																						$ 420,000
Principal and interest																						$ 5,851
Cash payments																												58,422
Company owed pursuant agreement																											$ 0
Accrued interest rate																						4.50%
Final balloon payment																						$ 139,033
Remaining principal balance																											$ 245,765
Cedar Advance LLC [Member]
Loans Payable [Line Items]
Matured date																											Aug. 17, 2023
Original balance under agreement											$ 314,775																	244,825		$ 314,775
Company owned agreement																														$ 840,330
Aggregate amount												$ 1,399,900
Debt discount												439,900
Cash proceeds												960,000
Purchase price												1,000,000
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $34,975 each week based upon an anticipated 25% of its future receivables until such time as $1,399,900 has been paid, a period Cedar Advance and the Financing Parties estimated to be approximately nine months.
Interest rate																											78.00%
Pawn Funding [Member]
Loans Payable [Line Items]
Matured date																											Aug. 17, 2023
Original balance under agreement											$ 314,775																	$ 244,825			$ 314,775
Company owned agreement																															$ 840,330
Aggregate amount												1,399,900
Debt discount												439,900
Cash proceeds												960,000
Purchase price												$ 1,000,000
Debt financing agreement, description																											Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $34,975 each week based upon an anticipated 25% of its future receivables until such time as $1,399,900 has been paid, a period Pawn Funding and the Financing Parties estimated to be approximately nine months.
Interest rate																											78.00%
Loan One [Member]
Loans Payable [Line Items]
Company received cash																									144,000
Agreements loans																									5,625
Loan Two [Member]
Loans Payable [Line Items]
Company received cash																									208,320
Agreements loans																									8,348
Loan Three [Member]
Loans Payable [Line Items]
Company received cash																									180,907
Agreements loans																									$ 6,851